Operating Segments - Reconciliation Of Revenue From Segments (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025
Segment Reporting [Abstract]
Segments Adjusted EBITDA	$ 125,509		$ 122,339		$ 248,558		$ 234,329
Unallocated corporate costs	(22,702)	[1]	(17,342)	[1]	(46,513)	[1]	(34,162)	[1]	$ (1,146)
Depreciation and amortization	(68,426)		(67,582)		(138,779)		(135,851)
Share-based compensation	(22,155)		(10,775)		(40,208)		(18,916)
Restructuring and other costs	(24,489)		(5,897)		(33,330)		(13,682)
Impairment expense on goodwill and other assets	(71)		(13)		(223)		(1,295)
Other (expense) / income, net	(3,788)		(6,714)		506		(5,891)
Gain / (loss) on disposal of subsidiaries and other assets, net	(369)		(176)		(1,127)		450
Interest expense, net	(35,566)		(34,549)		(69,412)		(68,222)
Loss before taxes	$ (52,057)		$ (20,709)		$ (80,528)		$ (43,240)

[1]	Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company. These costs are presented within "Selling, general and administrative" expense in the unaudited condensed consolidated statements of comprehensive loss.